PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Schedule of Property, Plant and Equipment [Table Text Block]
	June	March
	30, 2014	31, 2014
Machinery and Equipment	$72,137 $	273,597
Machinery under Capital Lease	378,576
Office Equipment	54,612	53,631
Leasehold Improvements	13,120	3,979
Less: Accumulated Depreciation	(60755)	(44,221)
Fixed Assets, net	$457,690	$286,986

	March 31, 2014	March 31, 2013
Machinery and Equipment	$273,597	$39,897
Office Equipment	53,631
Leasehold Improvements	3,979
Less: Accumulated Depreciation	(44,221)	(1,814
Fixed Assets, net	$286,986	$38,083